Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2015
Accumulated other comprehensive loss [Abstract]
Accumulated other comprehensive loss

10.Accumulated other comprehensive loss

In 2015, Accumulated other comprehensive loss increased with unrealized losses from hedging financial instruments of $437 (loss of $3,501 and gain of $8,107 in 2014 and 2013 respectively) of which $437 (loss of $3,655 in 2014 and gain of $7,230 in 2013) related to unrealized losses on interest rate swaps, and $154 in 2014 and $877 in 2013 related to amortization of deferred loss on de-designated financial instruments. During 2013, unrealized losses on marketable securities were $79, of which a gain of $89 was realized and reclassified into earnings following the sale of the respective securities.